CONDENSED CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 1,828,299	$ 3,354,306	$ 5,313,047	$ 5,321,683
Cost of sales	1,112,528	2,181,589	3,459,331	3,756,475	$ 25,369,118	$ 28,720,367
Gross profit	715,771	1,172,717	1,853,716	1,565,208
Operating expenses:
Selling, general and administrative expenses	1,687,930	1,959,583	5,566,808	5,016,736	662,000
Amortization expense	110,489	106,333	346,277	106,333
Transaction costs	542,509	71,301	1,854,382	485,886
Restructuring expense	242,275		242,275
Business Combination, Acquisition Related Costs	1,278,826		2,470,721	414,585	684,856
Total operating expenses	2,583,203	2,137,217	8,009,742	5,608,955	19,903,778	22,176,598
Operating loss from continuing operations	(1,867,432)	(964,500)	(6,156,026)	(4,043,747)
Other income (expenses):
Investment and other income	67,791	281,794	(178,874)	665,158	661,754	284,944
Gain (loss) on sale of assets	4,078		20,326	308,403	288,778	(20,368)
Interest and other expense	(2,352)	(7,060)	(7,290)	(26,151)	(28,514)	(38,440)
Other income (expense), net	69,517	274,734	(165,838)	947,410
Operating loss from continuing operations before income taxes	(1,797,915)	(689,766)	(6,321,864)	(3,096,337)
Income tax expense	5,170	8,952	5,760	4,049
Income Tax Expense (Benefit)					20,342	(15,269)
Net (loss) income from continuing operations	(1,803,085)	(698,718)	(6,327,624)	(3,100,386)	(1,795,674)	250,619
Net income from discontinued operations, net of tax	10,411,404	961,083	10,835,605	2,931,863
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	10,411,000	(568,745)	10,836,000	1,744,607	1,624,016	6,218,430
Net (loss) income	8,608,319	262,365	4,507,981	(168,523)	(171,658)	6,469,049
Other comprehensive income (loss), net of tax:
Unrealized gains/(losses) on available-for-sale securities	1,231	(15,897)	(5,416)	(5,800)	9,249	(1,793)
Foreign currency translation adjustment	644,590	81,146	699,576	(59,859)	9,648	55,422
Total other comprehensive income	645,821	65,249	694,160	(65,659)	18,897	53,629
Comprehensive (loss) income	$ 9,254,140	$ 327,614	$ 5,202,141	$ (234,182)	$ (152,761)	$ 6,522,678
Basic net (loss) income per share:
Continuing operations	$ (0.19)	$ (0.07)	$ (0.67)	$ (0.33)	$ (0.19)	$ 0.03
Discontinued operations	1.08	0.10	1.15	0.31	0.17	0.67
	0.89	0.03	0.48	(0.02)	(0.02)	0.70
Diluted net (loss) income per share:
Continuing operations	(0.18)	(0.07)	(0.65)	(0.33)	(0.19)	0.03
Discontinued operations	1.07	0.10	1.12	0.31	0.17	0.66
	$ 0.89	$ 0.03	$ 0.47	$ (0.02)	$ (0.02)	$ 0.69
Weighted Average Basic Shares Outstanding	9,631,064	9,355,425	9,476,264	9,323,902	9,322,672	9,272,259
Weighted Average Dilutive Shares Outstanding	9,715,252	9,444,986	9,660,317	9,323,902	9,322,672	9,337,422
Dividends declared per share	$ 3.50		$ 3.50	$ 0.04
Sales	$ 1,947,000	$ 3,530,000	$ 5,719,000	$ 5,882,000	$ 42,575,546	$ 50,906,179
Gross profit	4,607,555		8,824,193	7,217,195	17,206,428	22,185,812
Selling, general and administrative expenses					19,218,922	22,176,598
Acquisition costs	1,278,826		2,470,721	414,585	684,856
Operating (loss) income from continuing operations	(1,660,879)		3,807,395	2,869,948	(2,697,350)	9,214
Other income, net	(279,221)		292,353	689,550	922,018	226,136
Operating (loss) income from continuing operations before income taxes	(1,940,100)		4,099,748	(2,180,398)	(1,775,332)	235,350
Income tax expense (benefit)					20,342	(15,269)
Net income from discontinued operations, net of tax	$ 10,411,000	$ (568,745)	$ 10,836,000	$ 1,744,607	$ 1,624,016	$ 6,218,430